Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2013
Summary of Significant Accounting Policies [Abstract]
BASIS OF PRESENTATION
BASIS OF PRESENTATION

The accompanying consolidated financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) for financial statements and with the rules and regulations of the United States Securities and Exchange Commission (“SEC”) for Form 10-K.

DEVELOPMENT STAGE COMPANY

DEVELOPMENT STAGE COMPANY

In conjunction with the acquisition of Blink Network LLC in October 2013, the Company’s management determined that the Company is no longer a development stage company as defined by the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 915-10 “Development Stage Entities.” The Company has established the business and corresponding revenue generating opportunities through its principal operations.

PRINCIPLES OF CONSOLIDATION
PRINCIPLES OF CONSOLIDATION

The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries.  All significant intercompany accounts and transactions have been eliminated in consolidation.

USE OF ESTIMATES
USE OF ESTIMATES

Preparation of financial statements in conformity with U.S. GAAP requires management to make estimates, judgments and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, together with amounts disclosed in the related notes to the financial statements.  Significant estimates used in these financial statements include, but are not limited to, equity compensation, warranty reserves, inventory valuations, allowance for bad debts, and estimates of future cash flows from and economic useful lives of long-lived assets. Estimates and judgments are based on historical experience and on various other factors that are believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources.  Actual results may differ significantly from those estimates.  To the extent there are material differences between these estimates and actual results, future financial statement presentation, financial condition, results of operations and cash flows will be affected.

CASH AND CASH EQUIVALENTS
CASH AND CASH EQUIVALENTS

The Company considers all highly liquid investments purchased with an original maturity of three months or less to be cash equivalents in both the Consolidated Balance Sheets and Consolidated Statement of Cash Flows. The Company has cash on deposits in several financial institutions which, at times, may be in excess of FDIC insurance limits. The Company has not experienced losses in such accounts.

ACCOUNTS RECEIVABLE
ACCOUNTS RECEIVABLE

Accounts receivable are carried  at their contractual amounts, less an estimate for uncollectible amounts. Management estimates the allowance for bad debts based on existing economic conditions, the financial conditions of the customers, and the amount and the age of past due accounts. Receivables are considered past due if full payment is not received by the contractual due date. Past due accounts are generally written off against the allowance for bad debts only after all collection attempts have been exhausted. There is no collateral held by the Company for accounts receivable nor does any accounts receivable serve as collateral for any of the Company’s borrowings.

INVENTORIES
INVENTORIES

Inventory is stated at the lower of cost or market.  Cost is determined on a first-in, first-out basis.  The Company writes down inventory for potentially excess and obsolete items after evaluating historical sales, future demand, market conditions and expected product life cycles to reduce inventory to its estimated net realizable value.  Such provisions are made in the normal course of business and charged to cost of goods sold in the statement of operations.  If future demand or market conditions are less favorable than the Company’s projections, future inventory write-downs could be required and would be reflected in costs of goods sold in the period the revision is made. At the point of the loss recognition, a new, lower-cost basis for that inventory would be established, and subsequent changes in facts and circumstances would not result in the restoration or increase to that newly established cost basis.

As of December 31, 2013, inventory was comprised solely of finished goods and parts that are available for sale.

PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT
Property and equipment are carried at historical cost less accumulated depreciation.  Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as set forth in the table below.

Useful Lives (in Years)
Computer software and office and computer equipment	3-5 years
Machinery and equipment, automobiles, furniture & fixtures	3-10 years
Installed Level 2 electric vehicle charging stations	3 years
Installed Level 3 electric vehicle charging stations	5 years

When property and equipment are retired or otherwise disposed of, the cost and accumulated depreciation are removed from the accounts and any resulting gain or loss is included in the results of operations for the respective period.  Minor additions and repairs are expensed in the period incurred.  Major additions and repairs which extend the useful life of existing assets are capitalized and depreciated on a straight line basis over their remaining estimated useful lives.

EV CHARGING STATIONS
EV CHARGING STATIONS

EV Charging Stations represents the depreciable cost of charging devices that have been installed on the premises of participating owner/operator properties or earmarked to be installed.  Upon sale, replacement or retirement, the related cost and accumulated depreciation are removed from the accounts and any gain or loss is reflected in the Consolidated Statements of Operations. The Company held approximately $1,135,000 and $218,000 in EV charging stations that were not placed in service as of December 31, 2013 and December 31, 2012, respectively. The Company will begin depreciating this equipment when installation is substantially complete.  In conjunction with the acquisition of Blink Network LLC the Company’s management determined that the Company is no longer a development stage company as it has established the business and corresponding revenue generating opportunities through its principal operations and for the year ended December 31, 2013.  EV charging station depreciation, formerly classified as general and administrative expenses and Blink Network software amortization, are now classified as Cost of Sales. Depreciation expense pertaining to EV charging stations for the year ended December 31, 2013 was $2,457,000. EV charging station depreciation of $234,364 for the year ended December 31, 2012 was recorded in general and administrative expenses.

SOFTWARE

SOFTWARE

Amortization expense for the years ended December 31, 2013 and 2012 pertaining to network software was $38,316 and $0. The 2013 amortization expense is recorded as Cost of Revenue. Non network software amortization for the years ended December 31, 2013 and 2012 was $27,199 and $0.

OFFICE AND COMPUTER EQUIPMENT	OFFICE AND COMPUTER EQUIPMENT Depreciation expense for the years ended December 31, 2013 and 2012 was $16,779 and $11,794, respectively.
AUTOMOBILES	AUTOMOBILES The Company operates six electrically-charged enabled automobiles. Depreciation expense for the years ended December 31, 2013 and 2012 was $24,370 and $15,292, respectively.
MACHINERY AND EQUIPMENT	MACHINERY AND EQUIPMENT Depreciation expense classified as Cost of Sales for the years ended December 31, 2013 and 2012 was $10,465 and $0, respectively.
IMPAIRMENT OF LONG-LIVED ASSETS
IMPAIRMENT OF LONG-LIVED ASSETS

The Company’s long-lived assets, which include EV Charging Stations, office and computer equipment, automobiles, machinery and equipment, network software and finite lived intangibles are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable.

The Company assesses the recoverability of its long-lived assets by comparing the projected undiscounted net cash flows associated with the related long-lived asset or group of long-lived assets over their remaining estimated useful lives against their respective carrying amounts.  Impairment, if any, is based on the excess of the carrying amount over the fair value of those assets.  Fair value is generally determined using the asset’s expected future discounted cash flows or market value, if readily determinable.  If long-lived assets are determined to be recoverable, but the newly determined remaining estimated useful lives are shorter than originally estimated, the net book values of the long-lived assets are depreciated over the newly determined remaining estimated useful lives.

GOODWILL
GOODWILL

Goodwill represents the premium paid over the fair value of the intangible and net tangible assets acquired in business combinations. The Company is required to assess the carrying value of its reporting units that contain goodwill at least on an annual basis. Application of the goodwill impairment test requires significant judgments including estimation of future cash flows, which is dependent on internal forecasts, estimation of the long-term rate of growth for the businesses, the useful life over which cash flows will occur, and determination of the Company’s weighted average cost of capital. Changes in these estimates and assumptions could materially affect the determination of fair value and/or conclusions on goodwill impairment for each reporting unit. There have been no goodwill impairments through December 31, 2013.

DERIVATIVE INSTRUMENTS
DERIVATIVE INSTRUMENTS

The Company evaluates its convertible debt, warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for in accordance with Topic 810 of the FASB Accounting Standards Codification and Topic 815 of the FASB Accounting Standards Codification. The result of this accounting treatment is that the fair value of the embedded derivative if required to be bifurcated is marked-to-market each balance sheet date and recorded as a liability. The change in fair value is recorded in the Statement of Operations as a component of other income or expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity.

In circumstances where the embedded conversion option in a convertible instrument is required to be bifurcated and there are also other embedded derivative instruments in the convertible instrument that are required to be bifurcated, the bifurcated derivative instruments are accounted for as a single, compound derivative instrument.

The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period. Equity instruments that are initially classified as equity that become subject to reclassification are reclassified to liability at the fair value of the instrument on the reclassification date. Derivative instrument liabilities will be classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument is expected within 12 months of the balance sheet date.

FAIR VALUE OF FINANCIAL INSTRUMENTS
FAIR VALUE OF FINANCIAL INSTRUMENTS

U.S. GAAP for fair value measurements establishes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three levels. The fair value hierarchy gives the highest priority to quoted market prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Level 2 inputs are inputs, other than quoted prices included within Level 1, which are observable for the asset or liability, either directly or indirectly.

The carrying amounts of the Company’s financial assets and liabilities, such as cash, deposits and advanced commissions, prepaid expenses, accounts payable and accrued expenses, approximate their fair values because of the short maturity of these instruments. The Company’s notes payable and convertible notes payable approximates the fair value of such instrument based upon management’s best estimate of interest rates that would be available to the Company for similar financial arrangement at December 31, 2013 and 2012.

The Company revalues its derivative liability at every reporting period and recognizes gains or losses in the consolidated statement of operations that are attributable to the change in the fair value of the derivative liability.  The Company has no other assets or liabilities measured at fair value on a recurring basis.

REVENUE RECOGNITION

REVENUE RECOGNITION

The Company applies Topic 605 of the FASB Accounting Standards Codification for revenue recognition.  The Company will recognize revenue when it is realized or realizable and earned.  The Company considers revenue realized or realizable and earned when all of the following criteria are met: (i) persuasive evidence of an arrangement exists, (ii) the services have been rendered to the customer, (iii) the sales price is fixed or determinable, and (iv) collectability is reasonably assured.  Accordingly, when a customer completes use of a charging station, the service can be deemed rendered and revenue may be recognized based on the time duration of the session or kilowatt hours drawn during the session.  Sales of EV stations are recognized upon shipment to the customer, F.O.B. shipping point.

The Company entered into a joint marketing agreement with Nissan North America for which among other matters requires the Company to build, own, operate and maintain a network of 48 fast chargers throughout the United States and create an auto dealer network promotion and referral program so as to facilitate sales of electric vehicles to their potential customers. Payments received under the agreement on March 29, 2013 of $782,880 was deferred and will be recognized ratably over the life of the chargers once installed. The Company identified the obligation to install and maintain the chargers and the obligation to create a referral and promotion program as separate elements under the agreement but determined that they did not qualify as separate units of accounting for purposes of recognizing revenue. The multiple deliverables are not separate units of accounting because Nissan North America has not delineated specific amounts of the revenue to particular elements of the agreement and the Company is unable to estimate the fair value or the selling price of the respective deliverables. The Company is required to install the network by June 30, 2014. Two of the fast chargers have been installed as of December 31, 2013 and $1,359 of revenue has been recognized. Nissan reserves the right of full remedies under the law in the event the chargers are not installed by the required deadline.

Governmental grants and rebates pertaining to revenues and periodic expenses are recognized as income when the related revenue and/or periodic expense are recorded.  Government grants and rebates related to EV charging stations and their installation are deferred and amortized in a manner consistent with the related depreciation expense of the related asset over their useful lives.

RECLASSIFICATION
RECLASSIFICATION

As a result of the Company emergence from a developmental stage company, EV charging station depreciation and Blink Network software amortization, formerly classified as general and administrative expenses are now classified as Cost of Revenues in the Statement of Operations for the year ended December 31, 2013. Prior year amounts  are recorded as general and administrative expenses as the Company was still in the developmental stage.  Certain amounts in the prior period have been reclassified to conform with the 2013 financial statement presentation.

STOCK-BASED COMPENSATION FOR OBTAINING EMPLOYEE SERVICES
STOCK-BASED COMPENSATION FOR OBTAINING EMPLOYEE SERVICES

Stock based awards granted to employees have been appropriately accounted for as required by ASC topic 718 “Compensation – Stock Compensation” (“ASC topic 718”). Under ASC topic 718 stock based awards are valued at fair value on the date of grant, and that fair value is recognized over the requisite service period. The Company values its stock based awards using the Black-Scholes option valuation model.

EQUITY INSTRUMENTS ISSUED TO PARTIES OTHER THAN EMPLOYEES FOR ACQUIRING GOODS OR SERVICES
EQUITY INSTRUMENTS ISSUED TO PARTIES OTHER THAN EMPLOYEES FOR ACQUIRING GOODS OR SERVICES

The Company accounts for equity instruments issued to parties other than employees for acquiring goods or services under guidance of section 505-50-30 of the FASB Accounting Standards Codification (“FASB ASC Section 505-50-30”).  Pursuant to FASB ASC Section 505-50-30, all transactions in which goods or services are the consideration received for the issuance of equity instruments are accounted for based on the fair value of the consideration received or the fair value of the equity instrument issued, whichever is more reliably measurable.  The measurement date used to determine the fair value of the equity instrument issued is the earlier of the date on which the performance is complete or the date on which it is probable that performance will occur.  The equity instrument is remeasured each reporting period until a measurement date is reached

INCOME TAXES
INCOME TAXES

The Company follows Section 740 of the FASB Accounting Standards Codification, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax assets and liabilities are based on the differences between the financial statement and tax bases of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.  Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the Statements of Operations in the period that includes the enactment date.

The Company adopted section 740 of the FASB Accounting Standards Codification (“Section 740”). Section 740 addresses the determination of whether tax benefits claimed or expected to be claimed on a tax return should be recorded in the financial statements.  Under Section 740, the Company may recognize the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position.  The tax benefits recognized in the financial statements from such a position should be measured based on the largest benefit that has a greater than fifty percent (50%) likelihood of being realized upon ultimate settlement  Section 740-10-25 also provides guidance on de-recognition, classification, interest and penalties on income taxes, accounting in interim periods and requires increased disclosures. The Company has open tax years going back to 2010 until 2012 which may be subject to audit. The Company’s policy is to recognize interest and penalties accrued on uncertain tax positions in interest expense in Company’s Consolidated Statement of Operations

NET LOSS PER COMMON SHARE
NET LOSS PER COMMON SHARE

Net loss per common share is computed pursuant to section 260-10-45 of the FASB Accounting Standards Codification.  Basic net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock outstanding during the period.  Diluted net loss per common share is computed by dividing net loss by the weighted average number of shares of common stock and potentially outstanding shares of common stock during the period.

The following table shows the number of potentially outstanding dilutive shares excluded from the diluted net loss per share calculation for the year ended December 31, 2013 and 2012, as they were anti-dilutive.

	2013	2012

Convertible notes	--	55,899

Preferred stock issued	25,000,000	25,000,000

Warrants	37,895,137	10,354,738

Options	4,943,665	36,885
Total Potential Dilutive Shares	67,838,802	35,447,522

COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

The Company follows subtopic 450-20 of the FASB Accounting Standards Codification to report accounting for contingencies.  Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount of the assessment can be reasonably estimated.

SEGMENT REPORTING
SEGMENT REPORTING

The Company operates in only one segment - public electric vehicle charging services at locations throughout the United States.  Accordingly, segment related information is not reported in the Current Report on Form 10-K.

RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

There have been no accounting pronouncements or changes in accounting pronouncements during the year ended December 31, 2013 that are expected to have a material impact on the Company’s financial position, results of operations or cash flows. Accounting pronouncements that became effective during the year ended December 31, 2013 did not have a material impact on disclosures or on the Company’s financial position, results of operations or cash flows.

A variety of proposed or otherwise potential accounting standards are currently under study by standard-setting organizations and various regulatory agencies. Because of the tentative and preliminary nature of these proposed standards, management has not determined whether implementation of such proposed standards would be material to our consolidated financial statements.

Management does not believe that any other recently issued, but not yet effective accounting pronouncements, if adopted, would have a material effect on the accompanying consolidated financial statements.